1. Description of Business and Basis of Presentation (Details - Source of Capital) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital Source
Purchase and sale agreement (executed December 24, 2014) with the Loan Purchaser which buys portions of some of our loans (those purchases are accounted for as a secured line of credit)	$ 599	$ 0	$ 0
Secured line of credit from affiliates	0	0	0
Unsecured Notes through our Notes offer	5,668	5,427	1,739
Other unsecured debt	0	375	1,500
Preferred equity	1,000	1,000	0
Common equity	1,999	2,057	1,904
Total	$ 9,266	$ 8,859	$ 5,143